Intangible Assets and Deferred Costs (Tables)	12 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Deferred Costs
	March 31,
	2014	2013
Cost:
Product and distribution rights	$78,366	$73,961
Deferred charges in respect of debentures from institutional investors	193	193
Other deferred costs	1,568	1,541

	80,127	75,695

Accumulated amortization and impairment charges:
Product and distribution rights	61,752	58,366
Deferred charges in respect of debentures from institutional investors	191	187
Other deferred costs	1,542	1,535

	63,485	60,088

Amortized cost	$16,642	$15,607